As filed with the Securities and Exchange Commission on September 29, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21168

                NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
                -------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                Neuberger Berman Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                             JULY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.
--------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@)                                                              VALUE(+)
($000's omitted)                                                                          ($000's omitted)
ALABAMA (1.5%)
              4,210  DCH Hlth. Care Au. Hlth. Care Fac. Rev., Ser. 2002, 5.25%, due 6/1/14      4,405

ARIZONA (3.8%)
              1,465  Arizona Energy Management Svcs. (Main) LLC Energy Conservation
                     Rev. (Arizona St. Univ. Proj.-Main Campus), Ser. 2002, (MBIA
                     Insured), 5.25%, due 7/1/17                                                 1,539
              2,000  Arizona St. Trans. Board Hwy. Rev., Ser. 2008 A, 5.00%, due 7/1/26          2,071
              2,265  Arizona Wtr. Infrastructure Fin. Au. Rev. (Wtr. Quality), Ser.
                     2008 A, 5.00%, due 10/1/22                                                  2,398
              1,255  Salt Verde Fin. Corp. Sr. Gas Rev., Ser. 2007, 5.25%, due 12/1/20           1,207
              1,750  Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17       1,772
              2,325  Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due 7/15/18       2,103
                                                                                                ------
                                                                                                11,090
CALIFORNIA (7.9%)
              3,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic
                     Svcs., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23 Putable 12/1/17          3,319(u)(B)
              2,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
                     Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23                    1,681(B)
              2,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                     5.75%, due 5/1/17 Pre-Refunded 5/1/12                                       2,786
              3,460  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                     5.38%, due 5/1/22 Pre-Refunded 5/1/12                                       3,811
              1,500  California St. Pub. Works Board Lease Rev., Ser. 2002 A, (AMBAC
                     Insured), 5.25%, due 12/1/17                                                1,589
              1,240  California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser.
                     2003 A, 6.00%, due 10/1/16                                                  1,320(B)
              1,270  California Statewide CDA Rev. (California Baptist Univ.), Ser.
                     2007 A, 5.30%, due 11/1/18                                                  1,221(B)(OO)
              2,800  Golden St. Tobacco Securitization Corp. Tobacco Settlement
                     Asset-Backed Rev., Ser. 2003 A1, 6.25%, due 6/1/33                          3,038
              2,080  Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist.
                     Redev. Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/18                 2,166
                740  San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev.
                     Proj.), Ser. 2003 B, 5.00%, due 9/1/17                                        745
              1,500  Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser.
                     2006, 4.88%, due 3/1/16                                                     1,468
                                                                                                ------
                                                                                                23,144
COLORADO (5.6%)
              4,220  Colorado Springs Util. Sys. Sub. Lien Ref. Rev., Ser. 2002 A,
                     (AMBAC Insured), 5.38%, due 11/15/18                                        4,535
              1,785  Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 1991 D, (XLCA
                     Insured), 7.75%, due 11/15/13                                               1,926
              4,000  Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E, (FGIC
                     Insured), 5.25%, due 11/15/14                                               4,041
              1,000  Pub. Au. for Colorado Energy Natural Gas Purchase Rev., Ser.
                     2008, (LOC: Merrill Lynch Capital Markets), 6.13%, due 11/15/23               982
              4,610  Thornton Cert. of Participation, Ser. 2002, (AMBAC Insured),
                     5.38%, due 12/1/16 Pre-Refunded 12/1/12                                     5,054
                                                                                                ------
                                                                                                16,538
CONNECTICUT (0.8%)
              2,400  Mashantucket Western Pequot Tribe Spec. Rev., Sub. Ser. 1997 B,
                     5.70%, due 9/1/12                                                           2,413(n)

DISTRICT OF COLUMBIA (2.0%)
              4,495  Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C,
                     (XLCA Insured), 5.25%, due 6/1/13                                           4,789

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@)                                                              VALUE(+)
($000's omitted)                                                                          ($000's omitted)
              1,000  Metro. Washington Dist. of Columbia Arpt. Au. Sys., Ser. 2008 A,
                     5.50%, due 10/1/18                                                          1,036
                                                                                                ------
                                                                                                 5,825
FLORIDA (7.8%)
              2,335  Fiddlers Creek Comm. Dev. Dist. Number 2 Spec. Assessment Rev.,
                     Ser. 2003 A, 6.00%, due 5/1/16                                              2,151
              1,750  Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr.
                     of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                           1,784(B)
              8,140  Orange Co. Sales Tax Ref. Rev., Ser. 2002 A, (FGIC Insured),
                     5.13%, due 1/1/18                                                           8,436
              2,085  Palm Beach Co. Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH Corp. Oblig.
                     Group), Ser. 2001, 5.00%, due 12/1/12                                       2,119(B)
              7,000  Palm Beach Co. Sch. Board Cert. of Participation, Ser. 2001 B,
                     (AMBAC Insured), 5.38%, due 8/1/17                                          7,323
              1,000  Sarasota Co. Util. Sys. Ref. Rev., Ser. 2002 C, (FGIC Insured),
                     5.25%, due 10/1/20                                                          1,032
                                                                                                ------
                                                                                                22,845
GEORGIA (2.9%)
              4,575  Henry Co. Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev., Ser. 2002 A,
                     (MBIA Insured), 5.13%, due 2/1/17                                           4,889
              1,000  Main Street Natural Gas, Inc. Gas Proj. Rev., Ser. 2007 B, 5.00%,
                     due 3/15/14                                                                   949
              2,710  Newnan Hosp. Au. Rev. Anticipation Cert. (Newnan Hosp., Inc.
                     Proj.), Ser. 2002, (MBIA Insured), 5.50%, due 1/1/18                        2,841(B)
                                                                                                ------
                                                                                                 8,679
ILLINOIS (12.7%)
              3,000  Bartlett Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser.
                     2007, 5.35%, due 1/1/17                                                     2,882
              5,940  Chicago G.O., Ser. 2002 A, (AMBAC Insured), 5.38%, due 1/1/17
                     Pre-Refunded 7/1/12                                                         6,461
                180  Chicago G.O. (Unrefunded Bal.), Ser. 2002 A, (AMBAC Insured),
                     5.38%, due 1/1/17                                                             193
              1,500  Chicago Metro. Wtr. Reclamation Dist. Cap. Imp. G.O., Ser. 2002
                     C, 5.38%, due 12/1/16 Pre-Refunded 12/1/12                                  1,648(OO)
              1,970  Cook County Township High Sch. Dist. Number 225 Northfield
                     Township, Ser. 2008, 5.00%, due 12/1/25                                     2,036
              5,130  Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History),
                     Ser. 2002, 4.30%, due 11/1/36 Putable 11/1/13                               5,256(u)(B)
              4,000  Illinois Fin. Au. Rev. (Clare Oaks Proj.), Ser. 2006 A, 5.75%,
                     due 11/15/16                                                                3,985(B)
              5,000  Illinois G.O., Ser. 2002, (MBIA Insured), 5.25%, due 10/1/14                5,363
              3,000  Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.)
                     (Unrefunded Bal.), Ser. 1997 A, (MBIA Insured), 6.00%, due 7/1/14           3,400(B)
              1,670  Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref.
                     Rev., Ser. 1998 A, (FGIC Insured), 5.50%, due 6/15/17                       1,857
              2,000  Kane, Cooke, & DuPage Cos. Elgin Sch. Dist. Number U-46 G.O.,
                     Ser. 1998, (FSA Insured), 5.35%, due 1/1/15                                 2,104
              2,250  Southwestern Illinois Local Gov't Dev. Au. Rev., (Collinsville
                     Ltd.), Ser. 2007, 5.00%, due 3/1/25                                         2,022
                                                                                                ------
                                                                                                37,207
INDIANA (9.8%)
              1,995  Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 A,
                     5.38%, due 2/1/17 Pre-Refunded 2/1/13                                       2,204
                760  Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 B,
                     5.25%, due 2/1/18 Pre-Refunded 2/1/13                                         829
              8,005  Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.),
                     Ser. 2001 A, 5.38%, due 2/1/17                                              8,523
              2,800  Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.),
                     Ser. 2002 B, 5.25%, due 2/1/18                                              2,962
              4,000  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Ref. Rev. (Clarian Hlth.
                     Oblig. Group), Ser. 2006 B, 5.00%, due 2/15/21                              3,960(B)

See Notes to Schedule of Investments

                                                                                                          JULY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@)                                                              VALUE(+)
($000's omitted)                                                                          ($000's omitted)
              1,000  Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
                     (MBIA Insured), 5.25%, due 1/1/18                                           1,049
              2,050  Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of St.
                     Francis), Ser. 2001, 5.35%, due 11/1/15                                     2,137(B)
              1,065  Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC
                     Insured), 5.25%, due 7/1/18                                                 1,111
              1,125  Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC
                     Insured), 5.25%, due 7/1/19                                                 1,168
              2,580  Indianapolis Local Pub. Imp. Rev. (Indianapolis Arpt. Au. Proj.),
                     Ser. 2003 A, (FSA Insured), 5.63%, due 1/1/17                               2,651
              2,000  Jasper Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth. Care
                     Ctr. Proj.), Ser. 2002, (Radian Insured), 5.50%, due 11/1/17                2,074(B)
                                                                                                ------
                                                                                                28,668

IOWA (2.6%)
              1,000  Coralville Urban Renewal Rev., Tax Increment, Ser. 2007 C, 5.00%,
                     due 6/1/15                                                                  1,033
              3,000  Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev.,
                     Ser. 2001 B, 5.30%, due 6/1/25 Pre-Refunded 6/1/11                          3,179
              3,000  Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev.,
                     Ser. 2005 C, 5.38%, due 6/1/38                                              2,393
              1,005  Kirkwood Comm. College Iowa New Jobs Training Cert. (Merged Area
                     X), Ser. 2007 1B, 5.00%, due 6/1/17                                         1,026
                                                                                                ------
                                                                                                 7,631
LOUISIANA (1.1%)
              2,500  Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001 A,
                     5.25%, due 11/15/13                                                         2,453(B)
              1,000  Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed
                     Rev., Ser. 2001 B, 5.50%, due 5/15/30                                         903
                                                                                                ------
                                                                                                 3,356
MARYLAND (0.4%)
              1,000  Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp. of
                     Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                                    1,042(B)

MASSACHUSETTS (8.6%)
              3,000  Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines, Inc.
                     Proj.), Ser. 2001 A, (AMBAC Insured), 5.50%, due 1/1/19                     2,688(B)
              1,850  Massachusetts St. G.O., Ser. 2002 E, (MBIA Insured), 5.38%, due
                     1/1/18 Pre-Refunded 1/1/13                                                  2,012(OO)
              2,450  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
                     Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                               2,481(B)
              2,420  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville
                     Reg. Hosp.), Ser. 1998 C, 5.75%, due 7/15/13                                2,455(B)
              4,935  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England Med.
                     Ctr. Hosp.), Ser. 2002 H, (FGIC Insured), 5.38%, due 5/15/16
                     Pre-Refunded 5/15/12                                                        5,339(B)
              2,775  Massachusetts St. Wtr. Poll. Abatement Trust (Unrefunded Bal.
                     Rev. Pool Prog.), Ser. 2001, 5.25%, due 2/1/16                              2,925
              5,030  Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.),
                     Ser. 2002 A, 5.25%, due 8/1/19                                              5,340
              2,000  Massachusetts St. Wtr. Poll. Abatement Trust. Rev. (Pool Prog.),
                     Ser. 2001, 5.25%, due 2/1/16 Pre-Refunded 8/1/11                            2,142
                                                                                                ------
                                                                                                25,382
MICHIGAN (4.9%)
              3,075  Detroit Sch. Dist. Sch. Bldg. & Site Imp. G.O., Ser. 2002 A,
                     (FGIC Insured), 5.50%, due 5/1/15 Pre-Refunded 5/1/13                       3,395
              1,070  Ingham & Clinton Cos. East Lansing Bldg. Au. Ref. G.O., Ser.
                     1999, 5.25%, due 10/1/16                                                    1,090
              1,375  Macomb Co. New Haven Comm. Sch. Bldg. & Site G.O., Ser. 2002,
                     5.25%, due 5/1/17 Pre-Refunded 11/1/12                                      1,499
              1,500  Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II, 5.50%,
                     due 10/15/18 Pre-Refunded 10/15/11                                          1,620

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@)                                                              VALUE(+)
($000's omitted)                                                                          ($000's omitted)
              3,850  Royal Oak Hosp. Fin. Au. Hosp. Ref. Rev. (William Beaumont
                     Hosp.), Ser. 1996, 6.25%, due 1/1/12                                        4,119(B)
              2,000  Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005,
                     5.25%, due 11/1/20                                                          1,827
                975  Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.00%, due
                     11/1/15                                                                       978
                                                                                                ------
                                                                                                14,528
MINNESOTA (2.3%)
              2,000  Freeborn Co. Hsg. & Redev. Au. Lease Rev. (Criminal Justice Ctr.
                     Proj.), Ser. 2002, 5.38%, due 2/1/17                                        2,067
              2,000  Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser.
                     2007, 5.00%, due 5/1/17                                                     2,045(B)
              2,540  St. Paul Port Au. Lease Rev. (Office Bldg. at Cedar Street), Ser.
                     2002, 5.00%, due 12/1/17                                                    2,650
                                                                                                ------
                                                                                                 6,762
MISSISSIPPI (0.5%)
              1,500  Mississippi Dev. Bank Spec. Oblig. (Wilkinson Co. Correctional),
                     Ser. 2008 D, 5.00%, due 8/1/15                                              1,572

MISSOURI (4.9%)
              3,495  Bi State Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co.
                     Extension Proj.), Ser. 2002 B, (FSA Insured), 5.25%, due 10/1/16            3,718
              2,000  Boone Co. Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser. 2002, 5.05%,
                     due 8/1/20                                                                  2,013(B)
              2,425  Branson Dev. Fin. Board Infrastructure Fac. Board Rev., Ser. 2003
                     A, 5.00%, due 12/1/17                                                       2,393
                725  Branson Ind. Dev. Au. Ltd. Oblig. Tax Increment Rev. (Branson
                     Landing-Retail Proj.), Ser. 2005, 5.25%, due 6/1/21                           649
              2,965  Missouri St Univ. Auxiliary Enterprise Sys. Rev., Ser. 2007 A,
                     (XLCA Insured), 5.00%, due 4/1/26                                           2,880
              2,000  Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
                     Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                          2,166
                435  Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001
                     II, (FHA Insured), 5.25%, due 12/1/16                                         442(a)
                110  Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001
                     III, (FHA Insured), 5.05%, due 12/1/15                                        112
                                                                                                ------
                                                                                                14,373
NEBRASKA (0.6%)
              1,725  Central Plains Energy Proj. Rev. (Nebraska Gas Proj. Number 1),
                     Ser. 2007 A, 5.00%, due 12/1/14                                             1,718

NEVADA (4.3%)
              5,335  Clark Co. Passenger Fac. Charge Ref. Rev. (Las Vegas-McCarran
                     Int'l Arpt. Proj.), Ser. 2002 A, (MBIA Insured), 5.25%, due
                     7/1/10                                                                      5,488
              4,355  Las Vegas Valley Wtr. Dist. Ref. & Wtr. Imp. G.O., Ser. 2003 A,
                     (FGIC Insured), 5.25%, due 6/1/16                                           4,658
              2,295  Truckee Meadows Wtr. Au. Wtr. Rev., Ser. 2001 A, (FSA Insured),
                     5.50%, due 7/1/15                                                           2,447
                                                                                                ------
                                                                                                12,593
NEW HAMPSHIRE (1.8%)
              3,310  New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New
                     Hampshire), Ser. 2001, (AMBAC Insured), 5.38%, due 7/1/17
                     Pre-Refunded 7/1/11                                                         3,590
              1,700  New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New
                     Hampshire) (Unrefunded Bal.), Ser. 2001, (AMBAC Insured), 5.38%,
                     due 7/1/17                                                                  1,805
                                                                                                ------
                                                                                                 5,395
NEW JERSEY (6.4%)
              5,000  New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B, (FSA
                     Insured), 5.25%, due 12/15/15                                               5,344
              1,500  New Jersey Econ. Dev. Au. Cigarette Tax Rev., Ser. 2004, 5.63%,
                     due 6/15/19                                                                 1,484
                700  New Jersey Econ. Dev. Au. Retirement Comm. Rev. Ref. (Seabrook
                     Village, Inc. Fac.), Ser. 2006, 5.25%, due 11/15/26                           606(B)

See Notes to Schedule of Investments

                                                                                                          JULY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@)                                                              VALUE(+)
($000's omitted)                                                                          ($000's omitted)
              6,900  New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology),
                     Ser. 2002 C, 5.25%, due 7/1/17 Pre-Refunded 7/1/13                          7,547(B)
              4,000  New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med. Ctr.
                     Issue), Ser. 2003, 5.50%, due 7/1/18                                        3,864(B)
                                                                                                ------
                                                                                                18,845
NEW YORK (4.7%)
                990  Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%,
                     due 9/1/14                                                                  1,073
              3,250  New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15                          3,514
              2,580  New York City IDA Civic Fac. Rev. (Lycee Francais de New York
                     Proj.), Ser. 2002 A, (ACA Insured), 5.50%, due 6/1/14                       2,638(B)
                750  New York City IDA Civic Fac. Rev. (Vaughn College of Aeronautics
                     and Technology), Ser. 2006 A, 5.00%, due 12/1/21                              660(B)
              2,750  New York City IDA Liberty Rev. (7 World Trade Ctr., LLC Proj.),
                     Ser. 2005 A, 6.25%, due 3/1/15                                              2,773
              1,250  New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.),
                     Ser. 2006 A, 6.13%, due 2/15/19                                             1,204
              1,700  New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003 A,
                     5.38%, due 3/15/20 Pre-Refunded 3/15/13                                     1,871
                                                                                                ------
                                                                                                13,733
NORTH DAKOTA (1.5%)
              4,100  Fargo Hlth. Sys. Rev. (Meritcare Obligated Group), Ser. 2002 A,
                     (AMBAC Insured), 5.63%, due 6/1/17                                          4,410(B)

OHIO (1.3%)
              3,760  Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp. Proj.),
                     Ser. 1995, 5.00%, due 11/1/15 Putable 11/1/11                               3,834(u)(B)

PENNSYLVANIA (6.4%)
              1,765  Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp.
                     of the Sisters of Christian Charity Proj.), Ser. 2001, 6.05%, due
                     1/1/19                                                                      1,797(B)
                565  Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003,
                     5.25%, due 7/1/18 Pre-Refunded 7/1/13                                         619
                435  Delaware River Joint Toll Bridge Comm. Sys. Rev. (Unrefunded
                     Bal.), Ser. 2003, 5.25%, due 7/1/18                                           457
              2,000  Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2008
                     A, 6.10%, due 7/1/22                                                        1,971(B)
              2,000  Lehigh Co. Gen. Purp. Au. Rev. (KidsPeace Oblig. Group), Ser.
                     1998, 6.00%, due 11/1/23                                                    1,751(B)
              5,000  Montgomery Co. Higher Ed. & Hlth. Au. Hosp. Rev. (Abington Mem.
                     Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                                5,017(B)
              1,000  Pennsylvania Econ. Dev. Fin. Au. Res. Rec. Ref. Rev. (Colver
                     Proj.), Ser. 2005 G, 5.13%, due 12/1/15                                       961
              2,000  Philadelphia Arpt. Ref. Rev. (Philadelphia Arpt. Sys.), Ser. 1998
                     A, (FGIC Insured), 5.38%, due 6/15/14                                       2,023
              1,480  Sayre Hlth. Care Fac. Au. Rev., (Guthrie Hlth. Proj.), Ser. 2002
                     A, 5.75%, due 12/1/21 Pre-Refunded 12/1/11                                  1,628(B)
                520  Sayre Hlth. Care Fac. Au. Rev. (Unrefunded Bal.), (Guthrie Hlth.
                     Proj.), Ser. 2002 A, 5.75%, due 12/1/21                                       537(B)
              2,000  Westmoreland Co. IDA Gtd. Rev. (Nat'l Waste & Energy Corp.,
                     Valley Landfill Expansion Proj.), Ser. 1993, 5.10%, due 5/1/18
                     Putable 5/1/09                                                              2,013(u)(B)
                                                                                                ------
                                                                                                18,774
SOUTH CAROLINA (5.6%)
              1,100  Charleston Co. Sch. Dist. G.O., Ser. 2001, (FSA Insured), 5.00%,
                     due 2/1/18                                                                  1,151
              2,140  Mt. Pleasant Town Waterworks & Swr. Sys. Ref. & Imp. Rev., Ser.
                     2002, (FGIC Insured), 5.25%, due 12/1/17                                    2,282
              2,345  South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto
                     Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13                             2,491(B)
              2,000  South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto
                     Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23                             2,048(B)
              4,665  South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B, (FSA
                     Insured), 5.38%, due 1/1/18                                                 4,916

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@)                                                              VALUE(+)
($000's omitted)                                                                          ($000's omitted)
              3,500  Union Co. IDR (Federal Paper Board Co., Inc. Proj.), Ser. 1989,
                     4.55%, due 11/1/09                                                          3,507(B)
                                                                                                ------
                                                                                                16,395
TENNESSEE (3.1%)
              1,655  Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev., Ser. 2002
                     A, (FSA Insured), 5.50%, due 1/1/18 Pre-Refunded 1/1/13                     1,816(B)
              1,360  Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev. (Unrefunded
                     Bal.), Ser. 2002 A, (FSA Insured), 5.50%, due 1/1/18                        1,472(B)
              3,085  Memphis-Shelby Co. Arpt. Au. Spec. Fac. Ref. Rev. (Federal
                     Express Corp.), Ser. 2002, 5.05%, due 9/1/12                                3,120(B)
              2,800  Morgan Keegan Muni. Prod., Inc. Var. Sts. Trust Receipts, Ser.
                     2007 F, (LOC: BNP Paribas), 2.00%, due 8/7/08                               2,800(u)
                                                                                                ------
                                                                                                 9,208
TEXAS (21.7%)
              4,145  Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
                     Dallas-Waterview Park Proj.), Ser. 2002, (ACA Insured), 5.00%,
                     due 1/1/23                                                                  3,576(B)
                920  Austin Convention Enterprises, Inc. Convention Ctr. Hotel First
                     Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16 Pre-Refunded 1/1/11                 996
              3,300  Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003
                     A, 6.75%, due 4/1/38 Putable 4/1/13                                         3,108(u)(B)
              1,000  Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003
                     D, 5.40%, due 10/1/29 Putable 10/1/14                                         883(u)(B)
              3,600  Corpus Christi Tax & Muni. Hotel Occupancy Tax G.O., Ser. 2002,
                     (FSA Insured), 5.50%, due 9/1/17                                            3,904
              2,100  Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004 A1,
                     6.15%, due 1/1/16                                                           2,062(B)
              1,935  Dallas-Fort Worth Int'l Arpt. Imp. Rev., Ser. 2004 B, (FSA
                     Insured), 5.50%, due 11/1/18                                                1,972
              1,750  Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due 4/15/16           1,765
              1,745  Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due 4/15/17           1,758
              2,900  Harris Co. Toll Road Sr. Lien Rev., Ser. 2008 B, 5.00%, due
                     8/15/33                                                                     2,902(O)
              2,210  Harris Co. Toll Road Sr. Lien Rev., (Unrefunded Bal.), Ser. 2002,
                     (FSA Insured), 5.38%, due 8/15/16                                           2,383
              4,790  Harris Co. Toll Road Sr. Lien Rev., Ser. 2002, (FSA Insured),
                     5.38%, due 8/15/16 Pre-Refunded 8/15/12                                     5,232
                610  HFDC Central Texas, Inc. Retirement Fac. Rev., Ser. 2006 A,
                     5.25%, due 11/1/15                                                            587(B)
              3,235  Houston Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001 A, (FGIC
                     Insured), 5.50%, due 7/1/16                                                 3,261
              4,955  Houston Pub. Imp. Ref. G.O., Ser. 2002, (MBIA Insured), 5.25%,
                     due 3/1/17                                                                  5,199
              4,780  North Central Hlth. Fac. Dev. Corp. Hosp. Ref. Rev. (Baylor Hlth.
                     Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13                             4,879(B)
                950  Northwest Texas Independent Sch. Dist. Sch. Bldg., Ser. 2002,
                     (PSF Insured), 5.50%, due 8/15/17 Pre-Refunded 2/15/13                      1,047
                 50  Northwest Texas Independent Sch. Dist. Sch. Bldg. (Unrefunded
                     Bal.), Ser. 2002, (PSF Insured), 5.50%, due 8/15/17                            53
                 20  San Antonio Cert. of Obligation G.O., Ser. 2002, 5.00%, due
                     2/1/14 Pre-Refunded 2/1/12                                                     21
              6,795  San Antonio Independent Sch. Dist. Unlimited Tax G.O., Ser. 2001
                     B, (PSF Insured), 5.38%, due 8/15/17                                        7,184
              1,240  San Antonio Unrefunded Balance Cert. of Obligation G.O.
                     (Unrefunded Bal.), Ser. 2002, 5.00%, due 2/1/14                             1,306
                500  San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev., (St. Edwards
                     Univ. Proj.), Ser. 2007, 5.00%, due 6/1/19                                    499(B)
                910  Southmost Reg. Wtr. Auth. Wtr. Supply Contract Rev., Ser. 2002,
                     (MBIA Insured), 5.50%, due 9/1/19 Pre-Refunded 9/1/12                         997
              1,000  Southmost Reg. Wtr. Auth. Wtr. Supply Contract Rev. (Unrefunded
                     Bal.), Ser. 2002, (MBIA Insured), 5.50%, due 9/1/19                         1,070
              4,200  Tarrant Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002, (FSA
                     Insured), 5.38%, due 3/1/16                                                 4,543
                365  Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ.
                     Proj.), Ser. 2002, 5.50%, due 9/1/12                                          372

See Notes to Schedule of Investments

                                                                                                        JULY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@)                                                              VALUE(+)
($000's omitted)                                                                          ($000's omitted)
              1,000  Trinity River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.), Ser.
                     2003, (MBIA Insured), 5.50%, due 2/1/16 Pre-Refunded 2/1/13                 1,099
              1,085  Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg.
                     Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13                        1,107
                                                                                                ------
                                                                                                63,765
UTAH (0.4%)
              1,200  Uintah Co. Muni. Bldg. Au. Lease Rev., Ser. 2008, 5.25%, due
                     6/1/20                                                                      1,208

VIRGIN ISLANDS (0.8%)
              1,000  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                     Refinery), Ser. 2003, 6.13%, due 7/1/22                                       991
              1,500  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                     Refinery), Ser. 2004, 5.88%, due 7/1/22                                     1,452(B)
                                                                                                ------
                                                                                                 2,443
VIRGINIA (1.1%)
              2,620  Peninsula Ports Au. Res. Care Fac. Ref. Rev. (VA Baptist Homes),
                     Ser. 2006 C, 5.25%, due 12/1/21                                             2,339(B)
              1,000  Virginia Beach Dev. Au. Residential Care Fac. Mtge. Ref. Rev.
                     (Westminster-Canterbury of Hampton Roads, Inc.), Ser. 2005,
                     5.00%, due 11/1/22                                                            924(B)
                                                                                                ------
                                                                                                 3,263
WASHINGTON (11.9%)
              8,800  Energy Northwest Elec. Ref. Rev. (Proj. Number 3), Ser. 2001 A,
                     (FSA Insured), 5.50%, due 7/1/17                                            9,341
              5,000  King & Snohomish Cos. Northshore Sch. Dist. Number 417 G.O., Ser.
                     2002, (FSA Insured), 5.50%, due 12/1/17 Pre-Refunded 6/1/12                 5,471
              4,260  King Co. Pub. Trans. Sales Tax Ref. G.O., Ser. 2002, (FSA
                     Insured), 5.38%, due 12/1/14                                                4,613
              6,250  Port of Seattle Sub. Lien Rev., Ser. 2002 B, (FGIC Insured),
                     5.50%, due 9/1/16                                                           6,332
              1,000  Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2007, 5.63%,
                     due 12/1/25                                                                   972
              1,000  Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due
                     12/1/23                                                                     1,010
              1,625  Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due
                     12/1/18                                                                     1,673
              2,500  Tacoma Wtr. Sys. Rev., Ser. 2001, (FGIC Insured), 5.13%, due
                     12/1/19                                                                     2,570
              3,125  Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem. Hosp.
                     Assoc.), Ser. 2002, (ACA Insured), 5.00%, due 12/1/17                       3,075(B)
                                                                                                ------
                                                                                                35,057
WISCONSIN (5.6%)
              1,290  Badger Tobacco Asset Securitization Corp. Tobacco Settlement
                     Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27                             1,261
              1,900  Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002 B,
                     5.50%, due 4/1/12                                                           1,985
              1,370  Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc.
                     Proj.), Ser. 1996, (FSA Insured), 6.00%, due 11/15/11                       1,497(B)
              1,000  Wisconsin Hlth. & Ed. Fac. Au. Rev., (Franciscan Sisters Hlth.
                     Care), Ser. 2007, 5.00%, due 9/1/14                                         1,022(B)
              7,205  Wisconsin St. G.O., Ser. 2002 C, (MBIA Insured), 5.25%, due
                     5/1/17 Pre-Refunded 5/1/12                                                  7,785
              2,780  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med.
                     Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                            2,834(B)
                                                                                                ------
                                                                                                16,384
WYOMING (1.6%)
              4,895  Wyoming Comm. Dev. Au. Hsg. Rev., Ser. 2006 6, 5.00%, due 12/1/21           4,611

OTHER (1.6%)
              2,000  MuniMae Subordinated Cumulative Perpetual Preferred Shares, Ser.
                     C, 4.70%, due 6/30/49 Putable 9/30/09                                       2,010(n)
              3,000  Non-Profit Pfd. Fdg. Trust I, Ser. 2006 C, 4.72%, due 9/15/37               2,680(#)
                                                                                                ------
                                                                                                 4,690

See Notes to Schedule of Investments


                                                                                                           JULY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)

                     TOTAL INVESTMENTS (160.5%) (COST $470,025)                                471,786(##)

                     Cash, receivables and other assets, less liabilities (0.5%)                 1,496

                     Liquidation Value of Auction Market Preferred Shares [(61.0%)]          (179,400)

                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)              $293,882



See Notes to Schedule of Investments

                                                       JULY 31, 2008 (UNAUDITED)


      NOTES TO SCHEDULE OF INVESTMENTS
      --------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2008, selected Fund information on a U.S. federal income tax basis was as follows:


(000'S OMITTED)                                                         NET
NEUBERGER BERMAN                         GROSS         GROSS     UNREALIZED
                                    UNREALIZED    UNREALIZED   APPRECIATION
                            COST  APPRECIATION  DEPRECIATION (DEPRECIATION)

CALIFORNIA              $153,500        $1,999        $2,075          $(76)
INTERMEDIATE             470,025         8,420         6,659          1,761
NEW YORK                 125,058         1,509         1,398            111

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's Ratings Services, or Fitch, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 77%, 71%, and 66% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)   Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At July 31, 2008, these securities amounted to approximately $4,423,000 or 1.5% of net assets applicable to common shareholders for Intermediate.

(O) All or a portion of this security was purchased on a when-issued basis. At July 31, 2008, these securities amounted to $2,902,000 or 1.0% of net assets applicable to common shareholders for Intermediate.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2008.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

                                                       JULY 31, 2008 (UNAUDITED)



(a) Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.


(#) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At July 31, 2008, these securities amounted to approximately $2,680,000 or 0.9% of net assets applicable to common shareholders for Intermediate.



                                                                        ACQUISITION
                                                                               COST
                                                                         PERCENTAGE
                                                                      OF NET ASSETS
                                                                      APPLICABLE TO                                 FAIR VALUE
                                                                             COMMON                          PERCENTAGE OF NET
                                                                       SHAREHOLDERS                       ASSETS APPLICABLE TO
                                                                              AS OF                                     COMMON
(000'S OMITTED)                            ACQUISITION    ACQUISITION   ACQUISITION         VALUE AS OF     SHAREHOLDERS AS OF
RESTRICTED SECURITY                               DATE           COST          DATE       JULY 31, 2008          JULY 31, 2008


Non-Profit Pfd. Fdg. Trust I, Ser. 2006 C,
4.72%, due 9/15/37                           10/2/2006         $3,000          1.0%              $2,680                   0.9%


For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     On September 15, 2008 Lehman Brothers Holdings Inc., a publicly owned holding company which wholly owns Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC, filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code.

     On September 29, 2008 it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC agreed to acquire, subject to certain approvals including the Lehman Brothers Holdings Inc. bankruptcy court approval, Neuberger Berman and the fixed income and certain alternative asset management businesses of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman Brothers Holdings Inc.

     In the meantime, Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Neuberger Berman/Lehman Brothers Funds.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 29, 2008


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 29, 2008